Goodwill and Inatangible Assets (Details) - USD ($) $ in Thousands					12 Months Ended
	Jan. 28, 2024	Jan. 25, 2024	Mar. 09, 2023	Feb. 04, 2021	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Inatangible Assets [Line Items]
Additional amount for brand name			$ 1,991
Impairment of goodwill and other intangible assets					$ 2,919
Impairment loss of goodwill					508
Impairment loss					$ 2,919
Software License [Member]
Goodwill and Inatangible Assets [Line Items]
Impairment loss				$ 1,304
Jeffs’ Brands {Member]
Goodwill and Inatangible Assets [Line Items]
Gross proceeds from private placements		$ 7,275
Interest gain percentage	13.37%
Impairment loss						$ 955